EMERGING MARKETS GROWTH FUND INC (Prospectus Summary) | EMERGING MARKETS GROWTH FUND INC
EMERGING MARKETS GROWTH FUND INC
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek long-term capital growth.

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	EMERGING MARKETS GROWTH FUND INC SHARES OF COMMON STOCK
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EMERGING MARKETS GROWTH FUND INC SHARES OF COMMON STOCK
Management Fees		0.61%
Distribution (12b-1) Fees		none
Other Expenses		0.07%
Acquired Fund Fees and Expenses		0.06%
Total Annual Fund Operating Expenses	[1]	0.74%
[1]	The total annual fund operating expenses included in the fee table do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section. The Financial Highlights reflect only the operating expenses of the Fund (management fees and other expenses, as identified in the Subtotal above) and do not include fees and expenses related to the Acquired Funds.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
EMERGING MARKETS GROWTH FUND INC SHARES OF COMMON STOCK	76	237	411	918

Although this Example assumes an investment of $10,000, your initial investment in the Fund must be at least $100,000.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
40.66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in common stock and other equity securities of issuers in developing countries. Developing countries are also known as
"emerging markets." In determining whether an issuer is in a developing country, the Fund will consider whether the country is generally considered to be a developing country by the international financial community, where the issuer is domiciled, the location of the issuer's principal place of business and/or whether the issuer has substantial assets, or derives significant revenues or profits from developing countries. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. These securities are discussed more fully in the section entitled "Investment Objective, Strategies and Risks."

The investment adviser uses a system of multiple portfolio managers in managing the Fund's assets. Under this approach, the portfolio of the Fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The Fund relies on the professional judgment of its investment adviser to make decisions about the Fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS
You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Your investment in the Fund is subject to risks, including the possibility that the value of the Fund's portfolio holdings will fluctuate in response to events specific to the companies in which the Fund invests.

Market risks -- The prices of common stocks and other securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving issuers whose securities are owned by the
Fund; conditions affecting the general economy; overall market changes; social, economic and political instability; government activities and restrictions, including repatriation restrictions; and currency and price fluctuations and periods of illiquidity.

Risks of investing outside of the U.S. -- Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

Risk of investing in developing countries -- Developing countries may have less developed legal and accounting systems. The governments of these countries may be more unstable and more likely to impose capital controls and/or changes in tax policy that could adversely affect security valuations. In addition, there is greater potential that securities purchased by the Fund in developing markets may be fraudulent or counterfeit due to differences in the level of regulation, disclosure requirements and recordkeeping practices in those markets. There may be less certainty with respect to portfolio security valuations for developing market securities, which may lead to additional challenges and risks in calculating the Fund's net asset value. Securities markets in these countries are also relatively small and have substantially lower trading volumes. As a result, securities in these countries may be more volatile and less liquid than securities issued in countries with more developed economies or markets.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

INVESTMENT RESULTS
The bar chart on page 4 shows how the Fund's investment results have varied from year to year, and the table on page 4 shows how the Fund's average annual total returns for various periods compare with the MSCI Emerging Markets Index
(stacked), a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past results (before and after taxes) are not predictive of future results.

The bar chart on page 4 shows how the Fund's investment results have varied from year to year, and the table on page 4 shows how the Fund's average annual total returns for various periods compare with the MSCI Emerging Markets Index
(stacked), a broad measure of market performance.

CALENDAR YEAR TOTAL RETURNS

Highest/Lowest quarterly results during this time period were:

Highest: 33.33% (quarter ended June 30, 2009)
Lowest:  -25.28% (quarter ended December 31, 2008)

The Fund's total return for the six months ended June 30, 2011, was 0.61%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns EMERGING MARKETS GROWTH FUND INC	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SHARES OF COMMON STOCK	Return Before Taxes	16.79%	14.69%	15.89%
After Taxes on Distributions SHARES OF COMMON STOCK	Return After Taxes on Distributions	16.62%	11.40%	13.62%
After Taxes on Distributions and Sales SHARES OF COMMON STOCK	Return After Taxes on Distributions and Sale of Fund Shares	11.44%	11.89%	13.64%
MSCI Emerging Markets Index	MSCI Emerging Markets Index (stacked) (reflects no deduction for fees, expenses, or taxes)	19.90%	13.24%	16.13%

After-tax returns applicable to U.S. taxable investors are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on specific tax situations and likely will differ from the results shown above.